Revenue (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Summary of Revenue by Region

The following table summarizes revenue by region based on the billing address of customers:

	Three Months Ended March 31,
	2024		2023
	Amount	Percentage of Revenue	Amount	Percentage of Revenue
Americas	$582,827	54%	$669,775	62%
Europe, Middle East and Africa (EMEA)	386,250	36%	407,910	30%
Asia Pacific	110,395	10%	99,376	8%
Total	$1,079,472	100%	$1,177,061	100%

The following table summarizes revenue by region based on the billing address of customers:

	Year Ended December 31,
	2023		2022
	Amount	Percentage of Revenue	Amount	Percentage of Revenue
Americas	$2,677,050	59%	$3,307,129	62%
Europe, Middle East and Africa (EMEA)	1,511,886	33%	1,588,539	30%
Asia Pacific	372,364	8%	437,311	8%
Total	$4,561,300	100%	$5,332,979	100%

Summary of Accounts Receivable, Net
	Opening Balance 1/1/2024	Closing Balance 3/31/2024	Opening Balance 1/1/2023	Closing Balance 3/31/2023
Accounts receivable, net	$105,049	$34,670	$68,416	$61,755

	For The Years Ended December 31,
	2023		2022
	Opening Balance	Closing Balance	Opening Balance	Closing Balance
Accounts receivable, net	$68,416	$105,049	$74,727	$68,416

Summary of Costs to Obtain Contract Activity

The following summarizes the Costs to obtain a contract activity during the three months ended March 31, 2024:

Balance-December 31, 2023	$51,472
Commissions Incurred	31,610
Deferred Commissions Recognized	(44,620)
Balance-March 31, 2024	$38,462

The following summarizes the Costs to obtain a contract activity during the three months ended March 31, 2023:

Balance-December 31, 2022	$69,737
Commissions Incurred	88,928
Deferred Commissions Recognized	(104,289)
Balance-March 31, 2023	$54,376

The following summarizes the Costs to obtain a contract activity during the years ended December 31, 2023 and 2022:

Balance-December 31, 2021	$90,662
Commissions Incurred	343,003
Deferred Commissions Recognized	(363,928)
Balance-December 31, 2022	69,737
Commissions Incurred	242,810
Deferred Commissions Recognized	(261,075)
Balance-December 31, 2023	$51,472